Employee Benefit Plans - Target Allocation (Details)	12 Months Ended
Dec. 31, 2014
Equity securities | Qualified Pension Plan
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	30.00%
Equity Securities Maximum	60.00%
Equity securities | Non-U.S. Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	10.00%
Equity Securities Maximum	35.00%
Equity securities | Nonqualified and Other Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	5.00%
Equity securities | Postretirement Health and Life Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	20.00%
Debt securities | Qualified Pension Plan
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	40.00%
Equity Securities Maximum	70.00%
Debt securities | Non-U.S. Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	40.00%
Equity Securities Maximum	80.00%
Debt securities | Nonqualified and Other Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	95.00%
Equity Securities Maximum	100.00%
Debt securities | Postretirement Health and Life Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	70.00%
Equity Securities Maximum	100.00%
Real Estate | Qualified Pension Plan
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	10.00%
Real Estate | Non-U.S. Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	15.00%
Real Estate | Nonqualified and Other Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	5.00%
Real Estate | Postretirement Health and Life Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	5.00%
Other | Qualified Pension Plan
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	5.00%
Other | Non-U.S. Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	15.00%
Other | Nonqualified and Other Pension Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	5.00%
Other | Postretirement Health and Life Plans
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Equity Securities Minimum	0.00%
Equity Securities Maximum	5.00%